13. Commitments (Tables)	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Quarter Three Report [Member]
Commitments
	Minimum	Sublease	Net
Year	Obligation	Rentals	Obligation
2015	$26,813	$21,199	$5,614
2016	109,592	86,688	22,903
2017	50,961	22,263	28,698
2018	25,154	—	25,154
2019	8,615	—	8,615

Total	$221,135	$130,150	$90,984

Quarter One Report [Member]
Commitments
Year	Minimum Obligation	Sublease Rentals	Net Obligation

2015	$74,765	$63,176	$11,588
2016	109,720	86,688	23,032
2017	46,568	22,263	24,305
2018	25,154	—	25,154
2019	8,615	—	8,615

Total	$264,822	$172,127	$92,695